Income taxes - Significant components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax (expense) income [abstract]
Current income tax expense in respect of current year	$ (7,680)	$ (3,869)	$ (6,488)
Prior period adjustments	(124)	(158)	(91)
Current income tax expense	(7,805)	(4,027)	(6,579)
Origination and reversal of temporary differences	(904)	1,372	1,519
Change in tax regulations	(14)	(50)	(90)
Prior period adjustments	(100)	(20)	(74)
Deferred tax expense	(1,017)	1,302	1,355
Income tax expense	$ (8,822)	$ (2,724)	$ (5,225)